Financial Instruments Derivatives Not Designated as Hedging, Fair Value Table (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross	$ 7,000,000	[1]	$ 6,000,000	[1]
Asset Derivatives, Netting across contract types	0	[1],[2]	0	[1],[2]
Asset Derivatives, Total	7,000,000	[1],[2]	6,000,000	[1],[2]
Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross	100,000,000	[3]	42,000,000	[3]
Liability Derivatives, Netting across contract types	0	[2],[3]	0	[2],[3]
Liability Derivatives, Total	100,000,000	[2],[3]	42,000,000	[2],[3]
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross	0	[1]	3,000,000	[1]
Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross	82,000,000	[3]	42,000,000	[3]
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross	0	[1]	3,000,000	[1]
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross	10,000,000	[3]	0	[3]
Not Designated as Hedging Instrument [Member] | Commodity contracts [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	7,000,000	[1]	0	[1]
Not Designated as Hedging Instrument [Member] | Commodity contracts [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	8,000,000	[3]	0	[3]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross			6,000,000	[1]	25,000,000	[1]
Asset Derivatives, Netting across contract types			0	[1],[4]	(19,000,000)	[1],[4]
Asset Derivatives, Total			6,000,000	[1],[5]	6,000,000	[1],[5]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			42,000,000	[3]	103,000,000	[3]
Liability Derivatives, Netting across contract types			0	[3],[4]	(19,000,000)	[3],[4]
Liability Derivatives, Total			42,000,000	[3],[5]	84,000,000	[3],[5]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross			3,000,000	[1]	1,000,000	[1]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Equity Contract [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			42,000,000	[3]	2,000,000	[3]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross			3,000,000	[1]	0	[1]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			0	[3]	2,000,000	[3]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Credit Risk Contract [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross			0	[1]	24,000,000	[1]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Credit Risk Contract [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			0	[3]	77,000,000	[3]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Futures Index Spread [Member] | Other Assets [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Asset Derivatives, Gross			0	[1]	0	[1]
Investment segment and Icahn Enterprises Holdings [Member] | Not Designated as Hedging Instrument [Member] | Futures Index Spread [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			0	[3]	22,000,000	[3]
Investment Funds [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Cash collateral posted for derivative positions	530,000,000		257,000,000		248,000,000
Icahn Enterprises Holdings [Member] | Futures Index Spread [Member]
Derivatives Not Designated as Hedging Instruments, Fair Value [Line Items]
Liability Derivatives, Gross			$ 0		$ 22,000,000

[1]	Net asset derivatives are located within other assets in our consolidated balance sheets.
[2]	Excludes netting of cash collateral received and posted. The total collateral posted at June 30, 2012 and December 31, 2011 was $530 million and $257 million, respectively, across all counterparties.
[3]	Net liability derivatives are located within accrued expenses and other liabilities in our consolidated balance sheets.
[4]	Represents the netting of receivables balances with payable balances for the same counterparty across contract types pursuant to netting agreements.
[5]	Excludes netting of cash collateral received and posted. The total collateral posted at December 31, 2011 and 2010 was $257 million and $248 million, respectively, across all counterparties.